Note 8 - Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Accrued savings offers	$ 11,054	$ 15,739
Accrued program liabilities	9,964	11,012
Accrued customer and product related fees	5,395	6,579
Accrued compensation	4,603	5,299
Return reserve	4,832	5,683
Other accrued liabilities	2,295	1,650
Total accrued liabilities	$ 38,143	$ 45,962